Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Accrued charge-backs		$ 2,745		$ 2,745	$ 2,745		$ 2,373
LIFO inventory value exceeds		0		0	$ 0		11,930
Amortization period					11 years 8 months 12 days
Advertising and promotion costs		$ 2,996	$ 2,521
Vendor 1 [Member]
Concentration risk, percentage		33.20%
Vendor 2 [Member]
Concentration risk, percentage		26.80%
Vendor 3 [Member]
Concentration risk, percentage		16.70%
Vendor 4 [Member]
Concentration risk, percentage		15.90%
Successor [Member]
Accrued charge-backs		$ 2,745		2,745	$ 2,745
Advertising and promotion costs				$ 3,353
Successor [Member] | Vendor 1 [Member]
Concentration risk, percentage				32.70%
Successor [Member] | Vendor 2 [Member]
Concentration risk, percentage				29.30%
Successor [Member] | Vendor 3 [Member]
Concentration risk, percentage				16.00%
Successor [Member] | Vendor 4 [Member]
Concentration risk, percentage				13.80%
Successor [Member] | Manufacturer and Customer Relationships [Member]
Amortization period					12 years
Predecessor [Member]
Accrued charge-backs							2,373
Advertising and promotion costs	$ 2,624					$ 5,776
Predecessor [Member] | Vendor 1 [Member]
Concentration risk, percentage	36.10%		29.30%			30.90%
Predecessor [Member] | Vendor 2 [Member]
Concentration risk, percentage	21.40%		28.60%			25.70%
Predecessor [Member] | Vendor 3 [Member]
Concentration risk, percentage	18.20%		20.10%			20.80%
Predecessor [Member] | Vendor 4 [Member]
Concentration risk, percentage	16.10%		13.00%			15.10%
Predecessor [Member] | Customer Relationships [Member]
Impairment of intangible assets							$ 0
Minimum [Member] | Predecessor [Member] | Manufacturer Relationships [Member]
Amortization period					13 years
Maximum [Member] | Predecessor [Member] | Manufacturer Relationships [Member]
Amortization period					18 years
Building and Improvements [Member] | Minimum [Member] | Successor [Member]
Property, plant and equipment, useful life					2 years
Building and Improvements [Member] | Minimum [Member] | Predecessor [Member]
Property, plant and equipment, useful life					15 years
Building and Improvements [Member] | Maximum [Member] | Successor [Member]
Property, plant and equipment, useful life					26 years
Building and Improvements [Member] | Maximum [Member] | Predecessor [Member]
Property, plant and equipment, useful life					20 years
Vehicles and Equipment [Member] | Minimum [Member] | Successor [Member]
Property, plant and equipment, useful life					2 years
Vehicles and Equipment [Member] | Minimum [Member] | Predecessor [Member]
Property, plant and equipment, useful life					2 years
Vehicles and Equipment [Member] | Maximum [Member] | Successor [Member]
Property, plant and equipment, useful life					12 years
Vehicles and Equipment [Member] | Maximum [Member] | Predecessor [Member]
Property, plant and equipment, useful life					7 years